Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.7%
100,938	Vanguard Global ex-U.S. Real Estate ETF	$5,913,957	1.0
63,367	Vanguard Real Estate ETF	5,908,973	1.0
141,807	Vanguard Russell 1000 Growth ETF	23,279,037	4.0
403,666	Vanguard Value ETF	45,057,199	7.7

	Total Exchange-Traded Funds
	(Cost $78,583,211)	80,159,166	13.7

MUTUAL FUNDS: 86.1%
	Affiliated Investment Companies: 86.1%
1,838,819	Voya Floating Rate Fund - Class I	17,450,391	3.0
1,458,710	Voya High Yield Bond Fund - Class R6	11,640,509	2.0
446,944	Voya Index Plus LargeCap Portfolio - Class I	11,830,609	2.0
2,209,628	Voya Intermediate Bond Fund - Class R6	23,068,512	3.9
367,950	Voya Large-Cap Growth Fund - Class R6	16,940,424	2.9
875,579	Voya MidCap Opportunities Portfolio - Class I	11,373,771	1.9
2,481,413	Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,603,262	5.0
4,257,989	Voya Multi-Manager International Equity Fund - Class I	47,221,096	8.0
2,540,686	Voya Multi-Manager International Factors Fund - Class I	23,755,415	4.0
2,399,973	Voya Multi-Manager Mid Cap Value Fund - Class I	24,143,731	4.1
1,172,845	Voya Short Term Bond Fund - Class R6	11,575,980	2.0
1,135,815	Voya Small Company Portfolio - Class I	17,775,503	3.0
1,128,176	Voya Strategic Income Opportunities Fund - Class R6	11,631,496	2.0
2,652,931	Voya U.S. High Dividend Low Volatility Fund - Class R6	32,604,525	5.6
2,790,778	Voya U.S. Stock Index Portfolio - Class I	44,038,472	7.5
2,459,793	VY® Invesco Comstock Portfolio - Class I	44,620,649	7.6
1,000,430	VY® JPMorgan Small Cap Core Equity Portfolio Class I	17,587,551	3.0
2,051,668	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	57,939,094	9.9
990,676	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	11,432,405	1.9
484,334	VY® T. Rowe Price Growth Equity Portfolio - Class I	40,005,969	6.8

	Total Mutual Funds (Cost $516,975,005)	506,239,364	86.1

	Total Investments in Securities (Cost $595,558,216)	$586,398,530	99.8
	Assets in Excess of Other Liabilities	1,326,686	0.2
	Net Assets	$587,725,216	100.0

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$80,159,166	$–	$–	$80,159,166
Mutual Funds	506,239,364	–	–	506,239,364
Total Investments, at fair value	$586,398,530	$–	$–	$586,398,530
Other Financial Instruments+
Futures	319,749	–	–	319,749
Total Assets	$586,718,279	$–	$–	$586,718,279
Liabilities Table
Other Financial Instruments+
Futures	$(244,122)	$–	$–	$(244,122)
Total Liabilities	$(244,122)	$–	$–	$(244,122)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, the following futures contracts were outstanding for Voya Solution Moderately Aggressive Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	76	12/20/19	$5,795,000	$(170,780)
S&P 500® E-Mini	20	12/20/19	2,978,500	(29,338)
U.S. Treasury Ultra Long Bond	32	12/19/19	6,141,000	153,918
			$14,914,500	$(46,200)
Short Contracts:
Mini MSCI Emerging Markets Index	(179)	12/20/19	(8,967,005)	165,831
U.S. Treasury 10-Year Note	(46)	12/19/19	(5,994,375)	(44,004)
			$(14,961,380)	$121,827

Voya Solution Moderately Aggressive Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$16,701,089	$40,216	$(17,397,045)	$655,740	$-	$-	$1,355,951	$-
Voya Floating Rate Fund - Class I	27,880,641	2,472,840	(13,620,915)	717,825	17,450,391	782,938	(357,274)	-
Voya High Yield Bond Fund - Class R6	-	12,904,298	(1,320,317)	56,528	11,640,509	296,144	(3,984)	-
Voya Index Plus LargeCap Portfolio - Class I	23,805,927	1,441,683	(13,379,890)	(37,111)	11,830,609	184,313	3,143,373	1,014,710
Voya Intermediate Bond Fund - Class R6	32,059,541	10,035,558	(21,014,165)	1,987,578	23,068,512	784,766	(77,544)	-
Voya International Index Portfolio - Class I	27,852,771	398,730	(31,674,392)	3,422,891	-	-	(27,738)	-
Voya Large Cap Value Fund - Class R6	16,877,417	677,779	(20,716,060)	3,160,864	-	89,170	(1,005,829)	-
Voya Large-Cap Growth Fund - Class R6	19,615,183	708,935	(7,872,699)	4,489,005	16,940,424	-	(438,145)	-
Voya MidCap Opportunities Portfolio - Class I	25,262,930	1,520,101	(16,684,300)	1,275,040	11,373,771	22,312	2,007,007	1,380,884
Voya Multi-Manager Emerging Markets Equity Fund - Class I	33,468,184	2,579,713	(10,003,217)	3,558,582	29,603,262	-	775,525	-
Voya Multi-Manager International Equity Fund - Class I	39,052,256	8,728,427	(5,699,396)	5,139,809	47,221,096	-	(212,196)	-
Voya Multi-Manager International Factors Fund - Class I	27,851,401	1,630,305	(9,066,655)	3,340,364	23,755,415	-	(616,980)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	25,175,944	1,346,877	(7,898,025)	5,518,935	24,143,731	-	(1,066,466)	-
Voya Short Term Bond Fund - Class R6	-	12,868,415	(1,416,709)	124,274	11,575,980	120,322	10,636	-
Voya Small Company Portfolio - Class I	33,602,865	3,380,913	(26,961,471)	7,753,196	17,775,503	72,349	(4,548,856)	2,449,510
Voya Strategic Income Opportunities Fund - Class R6	-	12,938,335	(1,413,650)	106,811	11,631,496	247,675	10,069	-
Voya U.S. Bond Index Portfolio - Class I	11,147,844	934,303	(11,888,466)	(193,681)	-	84,443	412,368	-
Voya U.S. High Dividend Low Volatility Fund - Class I	11,195,298	21,883,802	(34,066,490)	987,390	-	261,422	125,154	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	-	31,037,776	(13,610)	1,580,359	32,604,525	-	1,140	-
Voya U.S. Stock Index Portfolio - Class I	17,079,999	36,805,101	(11,489,374)	1,642,746	44,038,472	123,393	(521,103)	2,485,482
VY® Invesco Comstock Portfolio - Class I	42,637,710	8,962,228	(7,692,023)	712,734	44,620,649	-	1,212,582	4,110,427
VY® JPMorgan Small Cap Core Equity Portfolio Class I	-	21,043,770	(1,274,860)	(2,181,359)	17,587,551	91,360	(96,285)	1,795,612
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	45,745,861	15,885,911	(8,546,141)	4,853,463	57,939,094	211,851	315,180	3,027,368
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	13,518,959	(1,173,680)	(912,874)	11,432,405	-	(33,096)	1,183,668
VY® T. Rowe Price Growth Equity Portfolio - Class I	36,419,761	6,918,988	(4,883,239)	1,550,459	40,005,969	77,966	608,245	4,509,300
	$513,432,622	$230,663,963	$(287,166,789)	$49,309,568	$506,239,364	$3,450,424	$971,734	$21,956,961

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $604,659,030.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$6,845,092
Gross Unrealized Depreciation	(25,029,965)

Net Unrealized Depreciation	$(18,184,873)